Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

November 19, 2010

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Met Investors Series Trust

(MetLife Aggressive Strategy Portfolio)

CIK: 0001126087

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Met Investors Series Trust (the “Trust”). This filing relates to the acquisition of the assets and liabilities of MetLife Aggressive Allocation Portfolio, a series of the Metropolitan Series Fund, Inc., by and in exchange for shares of MetLife Aggressive Strategy Portfolio, a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John L. Chilton
John L. Chilton

Enclosures

cc:	Elizabeth M. Forget

Michael P. Lawlor, Esq.

John E. Connolly, Esq.

David C. Mahaffey, Esq.

Timothy Jacoby